UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

March 31, 2010
  unaudited

Common stocks — 63.61%	Shares	Value (000)

INFORMATION TECHNOLOGY — 11.11%
Microsoft Corp.	39,370,000	$1,152,360
Oracle Corp.	31,536,391	810,170
Cisco Systems, Inc.1	28,300,000	736,649
International Business Machines Corp.	3,200,000	410,400
Hewlett-Packard Co.	7,600,000	403,940
Google Inc., Class A1	380,000	215,464
Corning Inc.	10,465,000	211,498
QUALCOMM Inc.	5,000,000	209,950
Texas Instruments Inc.	8,000,000	195,760
Maxim Integrated Products, Inc.	8,580,000	166,366
Apple Inc.1	655,000	153,879
Automatic Data Processing, Inc.	3,200,000	142,304
EMC Corp.1	7,700,000	138,908
Intel Corp.	6,000,000	133,560
Yahoo! Inc.1	7,906,000	130,686
Tyco Electronics Ltd.	4,360,000	119,813
Paychex, Inc.	2,500,000	76,750
Applied Materials, Inc.	3,275,000	44,147
		5,452,604

FINANCIALS — 9.14%
Wells Fargo & Co.	34,122,500	1,061,892
Berkshire Hathaway Inc., Class A1	6,260	762,468
U.S. Bancorp	23,510,000	608,439
JPMorgan Chase & Co.	7,145,000	319,739
American Express Co.	7,000,000	288,820
ACE Ltd.	4,400,000	230,120
Allstate Corp.	7,000,000	226,170
SunTrust Banks, Inc.	8,005,000	214,454
Citigroup Inc.1	48,000,000	194,400
Bank of America Corp.	9,150,000	163,327
Aon Corp.	2,736,500	116,876
Chubb Corp.	2,200,000	114,070
Lincoln National Corp.	3,300,000	101,310
Comerica Inc.	2,200,000	83,688
		4,485,773

INDUSTRIALS — 8.03%
Boeing Co.	7,860,000	570,715
Lockheed Martin Corp.	5,450,000	453,549
Deere & Co.	5,640,000	335,354
Emerson Electric Co.	6,350,000	319,659
United Technologies Corp.	4,330,000	318,731
General Electric Co.	14,500,000	263,900
Tyco International Ltd.	6,260,000	239,445
Honeywell International Inc.	4,900,000	221,823
Northrop Grumman Corp.	3,365,000	220,643
Union Pacific Corp.	3,000,000	219,900
Parker Hannifin Corp.	3,000,000	194,220
United Parcel Service, Inc., Class B	2,500,000	161,025
General Dynamics Corp.	1,545,000	119,274
European Aeronautic Defence and Space Co. EADS NV	5,500,000	110,858
Illinois Tool Works Inc.	2,300,000	108,928
FedEx Corp.	900,000	84,060
		3,942,084

HEALTH CARE — 7.51%
Merck & Co., Inc.	14,077,200	525,783
Bristol-Myers Squibb Co.	17,000,000	453,900
UnitedHealth Group Inc.	12,750,000	416,543
Pfizer Inc	22,622,000	387,967
Eli Lilly and Co.	10,352,000	374,949
Medtronic, Inc.	8,000,000	360,240
Abbott Laboratories	6,600,000	347,688
Johnson & Johnson	3,650,000	237,980
Cardinal Health, Inc.	6,165,000	222,125
Aetna Inc.	4,550,000	159,751
Stryker Corp.	2,000,000	114,440
Amgen Inc.1	1,400,000	83,664
		3,685,030

ENERGY — 6.53%
Chevron Corp.	12,772,000	968,501
Royal Dutch Shell PLC, Class B (ADR)	11,583,000	640,887
Schlumberger Ltd.	7,950,000	504,507
ConocoPhillips	7,400,000	378,658
Exxon Mobil Corp.	5,500,000	368,390
Baker Hughes Inc.	4,300,000	201,412
Occidental Petroleum Corp.	1,000,000	84,540
TOTAL SA (ADR)	1,050,000	60,921
		3,207,816

CONSUMER STAPLES — 6.38%
Philip Morris International Inc.	14,900,000	777,184
Coca-Cola Co.	11,300,000	621,500
Wal-Mart Stores, Inc.	6,087,800	338,481
Procter & Gamble Co.	5,100,000	322,677
Kraft Foods Inc., Class A	6,270,000	189,605
Estée Lauder Companies Inc., Class A	2,300,000	149,201
H.J. Heinz Co.	3,250,000	148,232
Costco Wholesale Corp.	2,425,000	144,797
Unilever NV (New York registered)	4,500,000	135,720
Avon Products, Inc.	3,825,000	129,553
PepsiCo, Inc.	1,400,000	92,624
Hershey Co.	1,985,000	84,978
		3,134,552

MATERIALS — 4.74%
Potash Corp. of Saskatchewan Inc.	4,320,000	515,592
Monsanto Co.	5,542,500	395,846
E.I. du Pont de Nemours and Co.	10,000,000	372,400
BHP Billiton Ltd.	7,000,000	279,926
Dow Chemical Co.	8,500,000	251,345
Weyerhaeuser Co.	4,590,000	207,789
Alcoa Inc.	11,000,000	156,640
Praxair, Inc.	1,800,000	149,400
		2,328,938

CONSUMER DISCRETIONARY — 4.39%
Home Depot, Inc.	19,500,000	630,825
Time Warner Inc.	10,833,333	338,758
McGraw-Hill Companies, Inc.	8,000,000	285,200
McDonald’s Corp.	4,120,000	274,886
Walt Disney Co.	6,500,000	226,915
Comcast Corp., Class A	10,425,000	196,199
Best Buy Co., Inc.	2,000,000	85,080
Macy’s, Inc.	3,500,000	76,195
News Corp., Class A	2,800,000	40,348
		2,154,406

TELECOMMUNICATION SERVICES — 2.20%
AT&T Inc.	26,000,000	671,840
Verizon Communications Inc.	13,100,000	406,362
		1,078,202

UTILITIES — 2.06%
PG&E Corp.	7,800,000	330,876
Exelon Corp.	5,850,000	256,289
Southern Co.	5,300,000	175,748
GDF SUEZ	3,400,000	131,585
Edison International	2,000,000	68,340
FirstEnergy Corp.	1,250,000	48,862
		1,011,700

MISCELLANEOUS — 1.52%
Other common stocks in initial period of acquisition		744,063

Total common stocks (cost: $25,997,594,000)		31,225,168

Preferred stocks — 0.20%

FINANCIALS — 0.20%
BNP Paribas 7.195%2,3	33,000,000	32,175
AXA SA, Series B, 6.379%2,3	26,000,000	22,880
QBE Capital Funding II LP 6.797%2,3	24,470,000	21,899
XL Capital Ltd., Series E, 6.50%3	16,160,000	13,898
Barclays Bank PLC 7.434%2,3	10,000,000	10,000

Total preferred stocks (cost: $101,703,000)		100,852

	Principal amount	Value
Bonds & notes — 31.23%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.83%
U.S. Treasury 4.625% 2011	$727,000	$774,451
U.S. Treasury 4.25% 2012	211,600	227,049
U.S. Treasury 1.875% 20134	132,123	139,841
U.S. Treasury 2.75% 2013	296,500	305,140
U.S. Treasury 3.375% 2013	732,000	770,401
U.S. Treasury 3.50% 2013	463,000	489,317
U.S. Treasury 3.625% 2013	20,000	21,220
U.S. Treasury 4.25% 2013	245,335	265,546
U.S. Treasury 1.75% 2014	81,250	80,336
U.S. Treasury 1.875% 2014	234,000	231,194
U.S. Treasury 1.875% 20154	121,971	129,097
U.S. Treasury 4.125% 2015	70,000	75,299
U.S. Treasury 2.625% 2016	40,250	39,406
U.S. Treasury 5.125% 2016	3,375	3,788
U.S. Treasury 4.75% 2017	74,750	81,773
U.S. Treasury 8.875% 2017	75,625	103,302
U.S. Treasury 1.625% 20184	84,805	86,945
U.S. Treasury 3.50% 2018	1,124,250	1,127,758
U.S. Treasury 2.125% 20194	50,458	53,271
U.S. Treasury 3.625% 2019	223,250	220,555
U.S. Treasury 7.875% 2021	38,750	52,143
U.S. Treasury 6.25% 2023	691,500	831,314
U.S. Treasury 2.375% 20254	57,472	60,423
U.S. Treasury 6.875% 2025	79,500	101,630
U.S. Treasury 5.50% 2028	17,125	19,189
U.S. Treasury 5.25% 2029	15,000	16,328
U.S. Treasury 4.50% 2036	346,300	338,373
U.S. Treasury 4.375% 2038	48,000	45,660
U.S. Treasury 3.50% 2039	356,000	288,164
Federal Agricultural Mortgage Corp. 4.875% 20112	40,000	41,383
Federal Agricultural Mortgage Corp. 5.50% 20112	7,000	7,381
CoBank ACB 7.875% 20182	20,000	21,630
CoBank ACB 0.857% 20222,3	23,425	16,969
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	34,234
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	31,200
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,955
Federal Home Loan Bank, Series 467, 5.25% 2014	25,875	28,798
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,791
Fannie Mae 6.25% 2029	20,000	22,854
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,635
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,316
		7,279,059

MORTGAGE-BACKED OBLIGATIONS5 — 7.96%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	52,930	53,216
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	47,758
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	16,748
Fannie Mae 4.89% 2012	30,000	31,618
Fannie Mae 4.00% 2015	11,738	12,136
Fannie Mae 5.00% 2018	2,273	2,424
Fannie Mae 5.00% 2018	1,191	1,270
Fannie Mae 11.00% 2018	322	373
Fannie Mae 5.50% 2019	2,037	2,195
Fannie Mae 5.50% 2020	31,049	33,446
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	9,448	9,805
Fannie Mae 4.50% 2023	33,322	34,640
Fannie Mae 4.50% 2023	31,556	32,803
Fannie Mae 4.00% 2024	147,852	150,282
Fannie Mae 4.00% 2024	125,018	127,024
Fannie Mae 4.00% 2024	41,179	41,855
Fannie Mae 4.00% 2024	28,707	29,179
Fannie Mae 4.00% 2024	25,976	26,402
Fannie Mae 4.00% 2024	23,259	23,641
Fannie Mae 4.00% 2024	21,715	22,072
Fannie Mae 4.00% 2024	21,476	21,828
Fannie Mae 4.00% 2024	10,369	10,540
Fannie Mae 4.00% 2024	7,748	7,875
Fannie Mae 4.00% 2024	5,376	5,464
Fannie Mae 4.50% 2024	52,043	54,076
Fannie Mae 4.50% 2024	51,503	53,516
Fannie Mae 4.50% 2024	39,080	40,607
Fannie Mae 4.50% 2024	11,411	11,857
Fannie Mae 4.50% 2024	11,224	11,662
Fannie Mae 4.50% 2024	8,479	8,810
Fannie Mae 4.50% 2024	7,988	8,300
Fannie Mae 4.00% 2025	17,796	18,088
Fannie Mae, Series 2001-4, Class NA, 11.80% 20253	219	248
Fannie Mae 6.00% 2027	11,309	12,128
Fannie Mae, Series 2001-20, Class D, 11.044% 20313	68	78
Fannie Mae 5.50% 2033	24,170	25,613
Fannie Mae 5.50% 2033	18,821	19,942
Fannie Mae 5.50% 2033	2,672	2,832
Fannie Mae 5.50% 2035	10,767	11,391
Fannie Mae 5.50% 2035	6,913	7,307
Fannie Mae 6.50% 2035	13,312	14,630
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	5,515	4,458
Fannie Mae 5.50% 2036	2,854	3,011
Fannie Mae 5.50% 2036	2,493	2,629
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	13,786	14,957
Fannie Mae 6.00% 2036	6,143	6,526
Fannie Mae 5.599% 20373	23,238	24,242
Fannie Mae 6.00% 2037	87,892	93,759
Fannie Mae 6.00% 2037	43,919	46,548
Fannie Mae 6.00% 2037	21,044	22,304
Fannie Mae 6.00% 2037	15,514	16,443
Fannie Mae 6.00% 2037	11,730	12,481
Fannie Mae 6.00% 2037	3,653	3,872
Fannie Mae 6.50% 2037	39,401	42,003
Fannie Mae 6.50% 2037	34,043	36,717
Fannie Mae 6.50% 2037	28,640	30,890
Fannie Mae 6.50% 2037	16,876	17,991
Fannie Mae 7.00% 2037	11,375	12,323
Fannie Mae 7.00% 2037	8,351	9,047
Fannie Mae 7.00% 2037	5,853	6,341
Fannie Mae 4.50% 2038	27,295	27,383
Fannie Mae 4.50% 2038	8,558	8,591
Fannie Mae 5.50% 2038	56,648	59,779
Fannie Mae 5.50% 2038	8,909	9,402
Fannie Mae 6.00% 2038	36,066	38,225
Fannie Mae 6.00% 2038	16,654	17,721
Fannie Mae 6.00% 2038	10,479	11,107
Fannie Mae 6.50% 2038	39,842	42,972
Fannie Mae 4.50% 2039	156,692	157,275
Fannie Mae 4.50% 2039	61,467	61,695
Fannie Mae 4.50% 2039	47,630	47,784
Fannie Mae 4.50% 2039	36,237	36,372
Fannie Mae 4.50% 2039	8,132	8,159
Fannie Mae 6.00% 2039	19,200	20,350
Fannie Mae 6.00% 2039	18,554	19,665
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	591	656
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	542	595
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	777	887
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	746	851
Fannie Mae 6.50% 2047	7,319	7,802
Fannie Mae 6.50% 2047	3,956	4,217
Fannie Mae 6.50% 2047	3,218	3,431
Fannie Mae 6.50% 2047	2,508	2,674
Fannie Mae 6.50% 2047	2,408	2,567
Fannie Mae 6.50% 2047	2,016	2,149
Fannie Mae 6.50% 2047	1,119	1,193
Fannie Mae 7.00% 2047	5,769	6,250
Fannie Mae 7.00% 2047	3,216	3,484
Fannie Mae 7.00% 2047	3,181	3,446
Fannie Mae 7.00% 2047	2,365	2,562
Fannie Mae 7.00% 2047	2,008	2,175
Fannie Mae 7.00% 2047	1,589	1,721
Fannie Mae 7.00% 2047	1,169	1,266
Fannie Mae 7.00% 2047	805	872
Fannie Mae 7.00% 2047	328	356
Fannie Mae 7.00% 2047	273	296
Freddie Mac 5.00% 2023	30,586	32,316
Freddie Mac 5.00% 2023	22,107	23,358
Freddie Mac 5.00% 2023	18,734	19,793
Freddie Mac 5.00% 2023	7,166	7,572
Freddie Mac 5.00% 2023	6,478	6,844
Freddie Mac 5.00% 2023	5,396	5,701
Freddie Mac 5.00% 2023	4,532	4,788
Freddie Mac 5.50% 2023	12,040	12,887
Freddie Mac 5.00% 2024	43,875	46,404
Freddie Mac 5.50% 2024	22,503	24,165
Freddie Mac 6.00% 2026	13,871	15,026
Freddie Mac 6.00% 2026	10,112	10,954
Freddie Mac 6.00% 2026	8,175	8,856
Freddie Mac 6.50% 2027	2,834	3,089
Freddie Mac 6.50% 2027	1,102	1,202
Freddie Mac 6.50% 2027	570	621
Freddie Mac 6.50% 2028	2,503	2,729
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	2,989	3,413
Freddie Mac, Series 3061, Class PN, 5.50% 2035	12,629	13,577
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	15,973	13,552
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	11,524	9,749
Freddie Mac, Series 3233, Class PA, 6.00% 2036	27,770	29,941
Freddie Mac 5.448% 20373	564	588
Freddie Mac, Series 3318, Class JT, 5.50% 2037	28,520	30,171
Freddie Mac, Series 3312, Class PA, 5.50% 2037	21,056	22,280
Freddie Mac, Series 3272, Class PA, 6.00% 2037	21,400	22,890
Freddie Mac 6.00% 2038	154,241	165,706
Freddie Mac 6.00% 2038	3,237	3,472
Freddie Mac 6.50% 2038	12,257	13,319
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,205	1,237
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	889	879
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,179	1,127
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,136	2,137
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	21,268	21,974
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,169	5,640
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	34,071	35,371
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	13,643	11,945
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	30,257	30,862
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	18,402
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	19,893	20,856
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	17,046
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	30,875	32,143
Government National Mortgage Assn. 10.00% 2021	405	469
Government National Mortgage Assn. 6.00% 2038	76,739	82,234
Government National Mortgage Assn. 6.50% 2038	35,028	37,842
Government National Mortgage Assn. 4.50% 2040	34,894	35,292
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,644	3,730
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,656	1,658
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.322% 20373	63,000	64,488
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	11,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,893	6,049
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	26,006
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	78,357	80,531
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	1,765	1,806
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	18,300	19,128
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	20,000	20,855
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	32,200	33,496
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	10,622	10,576
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	16,074	15,352
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	26,547	24,038
Bank of America 5.50% 20122	44,500	47,530
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	44,272	45,656
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,001
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	40,808
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,584
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	34,600	35,710
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	11,164	10,814
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.996% 20353	27,452	25,868
Nationwide Building Society, Series 2007-2, 5.50% 20122	32,500	34,650
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	31,105	32,242
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20362	27,350	28,199
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	30,381	28,147
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,142	1,147
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.332% 20453	25,000	26,135
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20182	15,000	15,816
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	11,201
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	2,506	2,195
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	8,406	7,405
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	17,042	14,916
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,594	1,624
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	1,698	1,749
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20403	20,000	18,505
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	21,550	21,428
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,476
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	10,436	10,592
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	21,114	19,950
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	14,386	14,886
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	15,620	14,126
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,946
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20402,3,6	10,000	9,998
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	4,784	4,660
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	5,341	5,213
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,430	8,875
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	7,610	7,384
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20443	6,461	6,549
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.472% 20333	5,023	4,198
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	4,080	4,112
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	3,795	3,721
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20336	3,628	3,628
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,113	2,883
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 20152	1,261	1,288
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,051	1,060
		3,905,337

CORPORATE BONDS & NOTES — 7.47%
FINANCIALS — 2.21%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	4,445	4,581
Westfield Group 5.75% 20152	16,250	17,123
Westfield Group 5.70% 20162	30,520	31,410
Westfield Group 7.125% 20182	21,280	23,057
Lloyds TSB Bank PLC 4.375% 20152	16,500	16,283
HBOS PLC 6.75% 20182	41,050	37,774
Lloyds TSB Bank PLC 5.80% 20202	10,000	9,775
ProLogis 5.50% 2012	15,000	15,918
ProLogis 5.625% 2015	10,425	10,348
ProLogis 6.625% 2018	15,500	15,427
ProLogis 7.375% 2019	20,000	20,565
Liberty Mutual Group Inc. 6.50% 20352	19,845	17,329
Liberty Mutual Group Inc. 7.50% 20362	25,350	24,515
Liberty Mutual Group Inc. 7.697% 20972	22,180	19,086
Kimco Realty Corp. 6.00% 2012	2,750	2,961
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,261
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,460
Kimco Realty Corp. 5.70% 2017	21,180	21,272
Abbey National Treasury Services PLC 3.875% 20142	14,000	13,935
Santander Issuances, SA Unipersonal 5.805% 20162,3	20,000	20,114
Sovereign Bancorp, Inc. 8.75% 2018	4,000	4,568
Santander Issuances, SA Unipersonal 6.50% 20192,3	11,500	12,103
American Express Bank 5.50% 2013	21,300	22,828
American Express Co. 6.15% 2017	22,800	24,648
CNA Financial Corp. 5.85% 2014	25,000	25,465
CNA Financial Corp. 6.50% 2016	16,000	16,415
Simon Property Group, LP 6.75% 2014	8,495	9,302
Simon Property Group, LP 5.875% 2017	15,165	15,691
Simon Property Group, LP 6.125% 2018	15,160	15,709
Monumental Global Funding 5.50% 20132	12,000	12,793
Monumental Global Funding III 0.451% 20142,3	29,000	27,659
UBS AG 5.875% 2017	32,125	33,322
UniCredito Italiano SpA 5.584% 20172,3	19,000	19,025
UniCredito Italiano SpA 6.00% 20172	10,000	10,177
Hospitality Properties Trust 6.75% 2013	7,215	7,566
Hospitality Properties Trust 6.70% 2018	21,025	20,790
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	14,519
Prudential Holdings, LLC, Series C, 8.695% 20232,5	11,500	13,276
Barclays Bank PLC 2.50% 2013	8,500	8,516
Barclays Bank PLC 5.125% 2020	18,000	17,783
ERP Operating LP 5.375% 2016	25,000	25,901
Wells Fargo & Co. 4.375% 2013	6,920	7,308
Wells Fargo & Co. 3.625% 2015	17,000	16,886
ACE INA Holdings Inc. 5.875% 2014	20,000	21,985
Morgan Stanley 6.00% 2014	20,000	21,622
American Honda Finance Corp. 5.125% 20102	20,500	21,118
JPMorgan Chase & Co. 4.891% 20153	20,000	20,128
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,017
Boston Properties, Inc. 5.875% 2019	16,500	17,160
Catlin Insurance Ltd. 7.249% (undated)2,3	19,135	17,030
Nordea Bank 3.70% 20142	16,750	16,894
Principal Life Insurance Co. 5.30% 2013	15,500	16,650
New York Life Global Funding 5.25% 20122	15,000	16,194
Goldman Sachs Group, Inc. 6.15% 2018	13,745	14,566
Nationwide Financial Services, Inc. 6.75% 20673	16,950	14,303
Household Finance Corp. 6.375% 2012	13,000	14,246
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	14,172
Bank of America Corp. 5.75% 2017	13,650	14,017
Assurant, Inc. 5.625% 2014	12,665	13,162
Metropolitan Life Global Funding I, 5.125% 20132	12,000	12,892
Standard Chartered Bank 6.40% 20172	10,800	11,451
Lincoln National Corp. 5.65% 2012	10,250	10,887
Developers Diversified Realty Corp. 4.625% 2010	10,755	10,777
Fifth Third Capital Trust IV 6.50% 20673	10,000	8,500
Resona Bank, Ltd. 5.85% (undated)2,3	7,975	7,537
Nationwide Mutual Insurance Co. 5.81% 20242,3	8,150	6,990
UDR, Inc. 5.00% 2012	6,000	6,122
Federal Realty Investment Trust 4.50% 2011	4,250	4,356
		1,084,220

TELECOMMUNICATION SERVICES — 1.00%
SBC Communications Inc. 6.25% 2011	10,000	10,515
AT&T Wireless Services, Inc. 7.875% 2011	12,170	12,955
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,905
AT&T Inc. 4.95% 2013	16,250	17,467
SBC Communications Inc. 5.10% 2014	15,000	16,245
SBC Communications Inc. 5.625% 2016	49,300	54,120
BellSouth Capital Funding Corp. 7.875% 2030	51,500	60,017
AT&T Inc. 8.00% 20313	10,000	12,192
SBC Communications Inc. 6.45% 2034	40,000	40,926
Verizon Communications Inc. 3.75% 2011	29,250	30,169
Verizon Communications Inc. 5.55% 2014	12,440	13,607
Verizon Communications Inc. 5.50% 2017	13,975	14,927
Verizon Communications Inc. 5.50% 2018	25,500	27,070
Verizon Communications Inc. 6.35% 2019	15,600	17,302
Verizon Communications Inc. 6.25% 2037	50,000	50,839
Verizon Communications Inc. 6.90% 2038	4,500	4,979
Telecom Italia Capital SA 5.25% 2015	47,425	48,616
Deutsche Telekom International Finance BV 5.875% 2013	12,500	13,642
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,313
France Télécom 4.375% 2014	10,000	10,551
American Tower Corp. 4.625% 2015	10,000	10,296
		488,653

INDUSTRIALS — 0.72%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20165	17,608	17,558
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	8,418	8,465
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	4,602	4,660
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	7,763	7,850
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	7,263	7,005
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20225	9,045	8,321
Burlington Northern Santa Fe Corp. 7.00% 2014	31,850	36,455
Burlington Northern Santa Fe Corp. 4.70% 2019	8,760	8,691
BNSF Funding Trust I 6.613% 20553	6,175	6,012
Union Pacific Corp. 5.75% 2017	4,325	4,642
Union Pacific Corp. 5.70% 2018	29,150	30,727
Caterpillar Financial Services Corp., Series F, 6.20% 2013	23,940	27,059
General Electric Co. 5.25% 2017	24,250	25,475
Koninklijke Philips Electronics NV 5.75% 2018	23,500	25,104
Norfolk Southern Corp. 5.75% 2016	7,615	8,430
Norfolk Southern Corp. 5.75% 2018	15,500	16,664
Volvo Treasury AB 5.95% 20152	22,500	22,951
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,5	8,902	9,330
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,5	12,867	13,542
CSX Corp. 5.75% 2013	7,670	8,332
CSX Corp. 6.25% 2015	5,990	6,707
Atlas Copco AB 5.60% 20172	14,000	14,533
United Technologies Corp. 5.70% 2040	14,000	14,210
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20135	13,650	14,046
Canadian National Railway Co. 4.95% 2014	6,000	6,525
		353,294

UTILITIES — 0.69%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	55,500	60,817
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,256
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,109
MidAmerican Energy Holdings Co. 5.75% 2018	25,925	27,440
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	5,305
PG&E Corp. 5.75% 2014	5,750	6,287
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	20,662
E.ON International Finance BV 5.80% 20182	24,450	26,480
Alabama Power Co., Series FF, 5.20% 2016	16,000	17,250
Alabama Power Co. 6.00% 2039	7,500	7,814
Exelon Corp. 4.45% 2010	20,000	20,151
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	17,344
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	16,520
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,592
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,936
Electricité de France SA 6.95% 20392	12,000	13,823
Iberdrola Finance Ireland 3.80% 20142	11,000	11,073
Niagara Mohawk Power 3.553% 20142	10,000	10,049
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	8,980
Appalachian Power Co., Series M, 5.55% 2011	7,800	8,096
Veolia Environnement 5.25% 2013	6,500	6,983
Kern River Funding Corp. 4.893% 20182,5	4,576	4,609
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,5	3,700	3,735
		338,311

CONSUMER DISCRETIONARY — 0.68%
Time Warner Cable Inc. 6.75% 2018	45,370	50,776
Time Warner Cable Inc. 5.00% 2020	25,000	24,697
AOL Time Warner Inc. 6.875% 2012	40,000	44,020
Time Warner Inc. 5.875% 2016	14,210	15,546
AOL Time Warner Inc. 7.625% 2031	13,565	15,536
Comcast Corp. 5.30% 2014	15,000	16,141
Comcast Corp. 6.30% 2017	16,000	17,655
Comcast Corp. 6.95% 2037	24,250	26,318
Thomson Reuters Corp. 5.95% 2013	8,140	9,003
Thomson Reuters Corp. 6.50% 2018	20,815	23,528
Cox Communications, Inc. 7.75% 2010	15,000	15,564
Cox Communications, Inc. 5.45% 2014	15,500	16,772
Toll Brothers, Inc. 4.95% 2014	20,000	20,271
News America Inc. 5.30% 2014	8,750	9,598
News America Inc. 6.90% 2019	3,250	3,700
News America Inc. 6.15% 2037	5,000	4,944
Nordstrom, Inc. 6.75% 2014	10,000	11,239
Seminole Tribe of Florida 5.798% 20132,5	9,320	9,236
		334,544

HEALTH CARE — 0.66%
Cardinal Health, Inc. 4.00% 2015	44,100	44,438
Cardinal Health, Inc. 5.80% 2016	17,500	18,462
UnitedHealth Group Inc. 6.00% 2017	22,170	23,796
UnitedHealth Group Inc. 6.00% 2018	35,000	37,428
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	36,554
Novartis Capital Corp. 2.90% 2015	30,000	29,825
AstraZeneca PLC 5.90% 2017	25,000	27,966
Pfizer Inc. 4.45% 2012	25,000	26,512
Roche Holdings Inc. 4.50% 20122	20,000	21,176
Hospira, Inc. 5.55% 2012	14,120	15,023
Biogen Idec Inc. 6.00% 2013	13,500	14,611
Coventry Health Care, Inc. 6.30% 2014	11,955	12,234
Merck & Co., Inc. 5.00% 2019	8,925	9,350
Abbott Laboratories 5.125% 2019	8,600	9,075
		326,450

ENERGY — 0.51%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	44,750
BP Capital Markets PLC 3.625% 20142	15,000	15,575
BP Capital Markets PLC 3.875% 2015	20,000	20,795
Shell International Finance B.V. 1.30% 2011	16,250	16,337
Shell International Finance BV 1.875% 2013	16,500	16,496
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,573
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,387
Rockies Express Pipeline LLC 6.85% 20182	14,750	16,053
Sunoco, Inc. 4.875% 2014	15,000	15,231
TransCanada PipeLines Ltd. 6.35% 20673	14,110	13,444
StatoilHydro ASA 2.90% 2014	13,285	13,299
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,743
Enbridge Inc. 5.60% 2017	10,000	10,760
Husky Energy Inc. 6.80% 2037	9,375	10,214
Gaz Capital SA 6.51% 20222	8,740	8,730
Williams Companies, Inc. 8.75% 2032	4,462	5,451
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20102,5	639	635
		248,473

CONSUMER STAPLES — 0.50%
Anheuser-Busch InBev NV 3.625% 20152	36,500	36,882
Anheuser-Busch InBev NV 4.125% 2015	16,500	16,995
Anheuser-Busch InBev NV 7.75% 20192	20,000	23,827
Altria Group, Inc. 9.25% 2019	15,000	18,257
Altria Group, Inc. 9.95% 2038	13,500	17,778
PepsiCo, Inc. 3.10% 2015	17,000	17,199
PepsiCo, Inc. 7.90% 2018	15,000	18,608
Kraft Foods Inc. 2.625% 2013	12,000	12,099
Kraft Foods Inc. 6.75% 2014	16,180	18,210
CVS Caremark Corp. 6.036% 20285	7,219	7,160
CVS Caremark Corp. 6.943% 20305	12,418	13,203
British American Tobacco International Finance PLC 9.50% 20182	13,580	17,614
Kroger Co. 3.90% 2015	16,250	16,470
Wal-Mart Stores, Inc. 2.875% 2015	11,700	11,705
		246,007

MATERIALS — 0.26%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	31,350
Rio Tinto Finance (USA) Ltd. 8.95% 2014	9,180	11,072
Dow Chemical Co. 7.60% 2014	18,250	20,853
Rohm and Haas Co. 6.00% 2017	17,445	18,562
International Paper Co. 7.40% 2014	23,250	26,352
International Paper Co. 7.30% 2039	10,500	11,256
Yara International ASA 7.875% 20192	7,250	8,473
		127,918

INFORMATION TECHNOLOGY — 0.24%
Hewlett-Packard Co. 4.50% 2013	20,000	21,429
Electronic Data Systems Corp., Series B, 6.00% 20133	32,500	36,382
KLA-Tencor Corp. 6.90% 2018	30,250	32,866
Oracle Corp. 3.75% 2014	15,750	16,452
Cisco Systems, Inc. 2.90% 2014	10,000	10,136
		117,265

Total corporate bonds & notes		3,665,135

ASSET-BACKED OBLIGATIONS5 — 0.71%
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	16,167	16,541
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	14,727
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	15,683
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	34,923	35,678
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20112	16,400	16,655
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	9,000	9,270
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	24,644	24,960
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000	24,750
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	18,261
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	17,405
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 0.796% 20343	20,434	15,503
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	13,882	14,399
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.88% 20163	14,000	13,780
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,942
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	11,438	11,875
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20333	5,851	5,507
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	6,828	6,125
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,707	4,375
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.846% 20333	96	73
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	6,208	5,419
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	9,498	9,747
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	3,752	3,804
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20132	5,675	5,840
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.041% 20343	14,117	9,260
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.53% 20192,3	8,840	7,907
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.041% 20343	7,984	5,569
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	1,327	1,336
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,800	3,849
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	5,401	4,858
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	4,492	4,545
CWABS, Inc., Series 2004-BC1, Class M-1, 0.996% 20343	5,044	4,391
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.046% 20343	1,248	810
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.146% 20343	1,239	385
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20102	178	179
		346,408

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.18%
Croatian Government 6.75% 20192	17,000	18,741
Province of Ontario 1.875% 2012	16,750	16,868
Polish Government 6.375% 2019	14,350	15,793
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	13,000	13,424
Hungarian Government 6.25% 2020	12,250	13,079
France Government Agency-Guaranteed, Société Finance 2.875% 20142	10,460	10,550
		88,455

MUNICIPALS — 0.03%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	14,041	12,046
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	553	544
		12,590

MISCELLANEOUS — 0.05%
Other bonds & notes in initial period of acquisition		34,119

Total bonds & notes (cost: $15,026,724,000)		15,331,103

Short-term securities — 4.85%

Freddie Mac 0.125%–0.285% due 4/19–10/26/2010	760,798	760,224
U.S. Treasury Bills 0.14%–0.34% due 5/6–8/26/2010	441,900	441,647
Fannie Mae 0.085%–0.25% due 4/7–8/16/2010	344,700	344,518
Federal Home Loan Bank 0.09%–0.175% due 4/16–7/9/2010	186,750	186,711
Jupiter Securitization Co., LLC 0.16%–0.20% due 4/6–5/18/20102	137,800	137,773
Straight-A Funding LLC 0.17%–0.20% due 4/21–5/7/20102	137,108	137,086
General Electric Co. 0.05% due 4/1/2010	50,000	50,000
General Electric Capital Corp. 0.17%–0.20% due 4/26–5/10/2010	71,900	71,886
Merck & Co. Inc. 0.16% due 4/22/20102	64,700	64,694
Hewlett-Packard Co. 0.10% due 4/6/20102	50,000	49,999
Coca-Cola Co. 0.14%–0.20% due 5/11/20102	40,000	39,993
United Parcel Service Inc. 0.09% due 4/1/20102	30,000	30,000
Paccar Financial Corp. 0.17% due 5/13–5/17/2010	28,350	28,344
Harvard University 0.16% due 5/17/2010	11,800	11,798
Bank of America Corp. 0.18% due 4/12/2010	10,000	9,999
Campbell Soup Co. 0.11% due 4/12/20102	9,800	9,800
Walt Disney Co. 0.14% due 4/6/20102	5,000	5,000

Total short-term securities (cost: $2,379,347,000)		2,379,472

Total investment securities (cost: $43,505,368,000)		$49,036,595
Other assets less liabilities		53,105

Net assets		$49,089,700

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,723,393,000, which represented 3.51% of the net assets of the fund.

3Coupon rate may change periodically.
4Index-linked bond whose principal amount moves with a government retail price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,626,000, which represented .03% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$5,452,604	$—	$—	$5,452,604
Financials	4,485,773	—	—	4,485,773
Industrials	3,942,084	—	—	3,942,084
Health care	3,685,030	—	—	3,685,030
Energy	3,207,816	—	—	3,207,816
Consumer staples	3,134,552	—	—	3,134,552
Materials	2,328,938	—	—	2,328,938
Consumer discretionary	2,154,406	—	—	2,154,406
Telecommunication services	1,078,202	—	—	1,078,202
Utilities	1,011,700	—	—	1,011,700
Miscellaneous	744,063	—	—	744,063
Preferred stocks	—	100,852	—	100,852
Bonds & notes:
Bonds & notes of U.S. government & government agencies	—	7,279,059	—	7,279,059
Mortgage-backed obligations	—	3,901,709	3,628	3,905,337
Corporate bonds & notes	—	3,665,135	—	3,665,135
Asset-backed obligations	—	346,408	—	346,408
Bonds & notes of governments & government
agencies outside the U.S.	—	88,455	—	88,455
Municipals	—	12,590	—	12,590
Miscellaneous	—	34,119	—	34,119
Short-term securities	—	2,379,472	—	2,379,472
Total	$31,225,168	$17,807,799	$3,628	$49,036,595

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning value at 1/1/2010	Net sales	Net unrealized depreciation	Ending value at 3/31/2010
Investment securities	$7,378	$(3,717)	$(33)	$3,628

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):				$(33)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,222,089
Gross unrealized depreciation on investment securities	(1,777,089)
Net unrealized appreciation on investment securities	5,445,000
Cost of investment securities for federal income tax purposes	43,591,595

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-911-0510O-S21513

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Robert G. O’Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O’Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 28, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 28, 2010